Retirement Benefit Plan - Summary of Key Financial Assumptions Used to Measure Liabilities of BTPS (Detail)	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Real Rates [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Rate used to discount liabilities	(0.44%)	(0.78%)	0.44%
Real Rates [Member] | Consumer Price Index [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Inflation – increase	(1.10%)	(1.20%)	(1.20%)
Nominal Rates [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Rate used to discount liabilities	2.65%	2.40%	3.30%
Nominal Rates [Member] | Retail Price Index [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Inflation – increase	3.10%	3.20%	2.85%
Nominal Rates [Member] | Consumer Price Index [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Inflation – increase	2.00%	2.00%	1.65%